CONDENSED BALANCE SHEETS (Parentheticals) - $ / shares	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Number of shares subject to redemption	5,750,000	5,750,000	0
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	1,000,000	1,000,000	1,000,000
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares Outstanding	0	0	0
Common Stock, Par or Stated Value Per Share (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	50,000,000	50,000,000	50,000,000
Common Stock, Shares, Issued	1,537,500	1,537,500	0
Common Stock, Shares, Outstanding	1,537,500	1,537,500	0